Shareholder Report, Line Graph (Details) 194904_Aristotle Core Bond Fund_Class I-2_TSR Annual {Class I-2} - USD ($)							12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Dec. 14, 2020	Mar. 31, 2026
Class I-2
Account Value [Line Items]
Accumulated Value	$ 9,661	$ 9,206	$ 8,918	$ 9,301	$ 9,727	$ 10,000	$ 10,084
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg US Aggregate Bond Index
Accumulated Value	$ 9,429	$ 8,991	$ 8,840	$ 9,285	$ 9,687	$ 10,000	$ 9,839